Operating Segments	12 Months Ended
Dec. 31, 2017
Operating Segments [Abstract]
OPERATING SEGMENTS
NOTE 23:-	OPERATING SEGMENTS

a.	General:

The Company operates in the software services and proprietary software products and related services through four directly held entities: Matrix, Sapiens, Magic and Insync.

Matrix

Matrix IT Ltd. is Israel’s leading IT services company. Matrix provides software solutions and services, software development projects, outsourcing, integration of software systems and services – all in accordance with its customers’ specific needs. Matrix also provides upgrading and expansion of existing software systems.

Matrix operates through its directly and indirectly held subsidiaries in the following segments: (1) Software solutions and services in Israel (Information Technology – IT); (2) Software solutions and services in the U.S (Information Technology – IT) (3) training and integration; (4) Computer infrastructure and integration solutions; and, (5) Software product marketing and support.

Software solutions and services in Israel:

The software solutions and services in Israel provided by Matrix consist mainly of providing tailored software solutions and upgrading and expanding existing software systems. These services include, among others, developing customized software, adapting software to the customer’s specific needs, implementing software and modifying it based on the customer’s needs, outsourcing, project management, software testing and QA and integrating all or part of the above elements. The scope of work invested in each element varies from one customer to the other. In 2017, activity in Software solutions and value added services in Israel accounted for approximately 61% of Matrix’s revenues for approximately 49% of its operating income.

Software solutions and services in U.S:

Activity in this sector is mainly providing solutions and services of Governance Risk and Compliance (“GRC”) experts, including activities on the following topics: risk management, management and prevention of fraud, Anti-Money Laundering and securing compliance with the regulations on these issues, through Matrix-IFS (formerly Exzac Inc.), a wholly owned subsidiary of Matrix, as well as providing solutions and specialized technological services in areas such as: portals, BI (Business Intelligence) DBA (Data Base Administration), CRM (Customer Relation Management) and EIM (Enterprise Information Management), and in addition, the activity in this segment includes IT help desk services specializing in healthcare and software product distribution services particularly IBM products. The activity in this segment is performed mostly through Matrix IFS and Xtivia Technologies Inc, wholly owned subsidiaries of Matrix. In 2017, activity in the U.S accounted for approximately 11% of Matrix’s revenues and for approximately 21% of its operating income, because of higher operating gross margin in the U.S.

Training and integration:

Matrix's activities in this segment consist of operating a network of high-tech training and instruction centers which provide application courses, professional training courses and advanced professional studies in the high-tech industry, courses of soft skills and management training and provision of training and implementation of computer systems. In 2017, activity in training and integration accounted for approximately 6% of Matrix’s revenues and for approximately 9% of its operating income

Computer infrastructure and integration solutions:

Matrix’s activities in this segment is primarily providing computer solutions to computer and communications infrastructures, marketing and sale of computers and peripheral equipment to business customers, providing related services, and cloud computing solutions (through the business specializing unit of the Company - Cloud Zone) and a myriad of services regarding Database services and Big data services (through the specialized business unit Data zone). In 2017, activity in Computer infrastructure and integration solutions accounted for approximately 17% of Matrix’s revenues and for approximately 11% of its operating income.

Software product marketing and support:

Matrix’s activities in this segment include marketing, distributing and support for various software products the principal of which are CRM, computer systems management infrastructures, web world content management, database and data warehouse mining, application integration, database and systems, data management and software development tools. In 2017, activity in Software product marketing and support accounted for about 5% of Matrix’s revenues and for approximately 10% of its operating income.

Sapiens

Sapiens is a leading global provider of proprietary software solutions for the insurance industry, with an emerging focus on the broader financial services sector. Sapiens offerings include a broad range of software solutions and services, comprised of (i) core software solutions for the insurance industry, including Property & Casualty/General Insurance (“P&C”) and Life, Annuities and Pensions (“L&P”) products, and record keeping software solutions for providers of Retirement Services (ii) variety of technology based solution including business decision management solutions for the financial services industry, including insurance, banking and capital markets and (iii) global Services including project delivery and implementation of the Company’ software solutions.

Sapiens has developed scalable, configurable, rule-based core software platforms which offer its clients comprehensive and function-rich solutions. Sapiens solutions allow its customers to support new delivery channels such as mobile and social, rapidly deploy new products, and improve operational efficiency. As its software is customizable to match specific business requirements, it supports its customers’ operations across different market segments, geographies and regulatory regimes.

In addition, its software solutions enable compliance with complex and rapidly evolving regulations in the insurance and wider financial services industry.

Sapiens technology-based solutions include application development and business decision management platforms. Its application development platforms allow for the deployment of tailor-made solutions that address unique business needs for which pre-packaged software solutions may not be available. Its business decision management platform, Sapiens DECISION, allows business professionals to design, simulate, implement, change and analyze the business logic that drives financial operations and compliance in a business-friendly format and environment. Its platform facilitates the swift deployment of new or changed business logic that originates from regulatory updates or market changes, reduces costs and improves efficiency by shortening the software development lifecycle. This platform empowers the organization’s business users as they manage their business strategy, rules and logic by using business terms rather than programming language. Sapiens’ insurance solutions are deployed at leading insurance carriers globally. Sapiens’ service offerings include a standard consulting offering that helps customers make better use of IT in order to achieve their business objectives.

Magic

Magic is a global provider of: (i) proprietary application development and business process integration platforms; (ii) selected packaged vertical software solutions; as well as (iii) a vendor of software services and IT outsourcing software services.

Magic technology is used by customers to develop, deploy and integrate on-premise, mobile and cloud-based business applications quickly and cost effectively. In addition, its technology enables enterprises to accelerate the process of delivering business solutions that meet current and future needs and allow customers to dramatically improve their business performance and return on investment. To complement its software products and to increase its traction with customers, Magic also offers a vast portfolio of professional services in the areas of infrastructure design and delivery, application development, technology consulting planning and implementation services, support services, cloud computing for deployment of highly available and massively-scalable applications and API’s and supplemental outsourcing services.

In addition, Magic offers, through certain of its subsidiaries, a variety of proprietary comprehensive packaged software solutions for (i) revenue management and monetization solutions in mobile, wireline, broadband and mobile virtual network operator/enabler, or MVNO/E ("Leap"); (ii) enterprise management systems for both hubs and traditional air cargo ground handling operations from physical handling and cargo documentation through customs, seamless electronic data interchange, or EDI communications, dangerous goods, special handling, track and trace, security to billing (“Hermes”); (iii) enterprise human capital management, or HCM, solutions, to facilitate the collection, analysis and interpretation of quality data about people, their jobs and their performance, to enhance HCM decision making ("HR Pulse"); (iv) comprehensive systems for managing broadcast channels in the area of TV broadcast management through cloud-based on-demand service or on-premise solutions; and (vi) enterprise-wide and fully integrated medical platform (“Clicks”), specializing in the design and management of patient-file oriented software solutions for managed care and large-scale health care providers. This platform allows providers to securely access an individual’s electronic health record at the point of care, and it organizes and proactively delivers information with potentially real time feedback to meet the specific needs of physicians, nurses, laboratory technicians, pharmacists, front- and back-office professionals and consumers.

Magic solutions are used by customers to develop, deploy and integrate on-premise, mobile and cloud-based business applications quickly and cost effectively. In addition, its technology enables enterprises to accelerate the process of delivering business solutions that meet current and future needs and allow customers to dramatically improve their business performance and return on investment. Its software solutions include application platforms for developing and deploying specialized and high-end large-scale business applications (Magic xpa application platform, formerly branded uniPaaS and Appbuilder), an integration platform that allows the integration and interoperability of diverse solutions, applications and systems in a quick and efficient manner (Magic xpi business and process integration platform, formerly branded iBOLT) and a hybrid integration platform as a service (IPaaS), which enables customers to accelerate digital transformation on the cloud, on-premises or on both (Magic xpc). These solutions enable Magic customers to improve their business performance and return on investment by supporting the affordable and rapid delivery and integration of business applications, systems and databases.

Magic products and services are available through a global network of regional offices, independent software vendors, system integrators, distributors and value added resellers as well as original equipment manufacturers and consulting partners in approximately 50 countries.

Insync

InSync is a U.S based national supplier of employees to Vendor Management Systems (VMS) Workforce Management Program accounts. Insync specializes in providing professionals in the following areas; Accounting and Finance, Administrative, Customer Service, Clinical, Scientific and Healthcare, Engineering, Manufacturing and Operations, Human Resources, IT Technology, LI/MFG, and Marketing and Sales. InSync currently supports more than 30 VMS program customers with employees in over 40 states.

Michpal

Michpal, an Israeli registered company, is a developer of proprietary, on-premise payroll software solution for processing traditional payroll stubs to Israeli enterprises and payroll service providers. Michpal also developed several complementary modules such as attendance reporting, which are sold to its customers for additional fees. As of December 31, 2017, Michpal serves approximately 8,000 customers, most of which are long-term customers.

Consolidated Goodwill in material partially owned subsidiaries:

	December 31,
	2016	2017
Matrix and its subsidiaries	$185,368	$200,440
Sapiens and its subsidiaries	218,992	303,955
Magic and its subsidiaries	91,002	98,189
Michpal	-	14,688
	$495,362	$617,272

b.	Reporting on operating segments:

The Company evaluates the performances of each of its directly held subsidiaries based on operating income/loss. Headquarters and finance expenses of Formula are allocated proportionally among the subsidiaries.

	Matrix	Sapiens	Magic	Insync	Michpal	Adjustments	Total

Year ended December 31, 2017:
Revenues from external customers	790,946	269,194	256,207	32,943	5,849	-	1,355,139
Inter-segment revenues	3,679	-	1,933	200	-	(5,812)	-
Revenues	794,625	269,194	258,140	33,143	5,849	(5,812)	1,355,139
Unallocated corporate expenses	-	-	-	-	-	(3,380)	(3,380)
Depreciation and amortization	6,865	21,969	13,611	191	1,018	2	43,656
Operating income (loss)	51,307	(768)	23,974	658	1,063	(3,380)	72,854
Financial income (expense) net							(21,167)
Group’s share of profits (losses) of companies accounted for at equity, net							1,124
Taxes on income							(13,371)
Net income							39,440

Year ended December 31, 2016:
Revenues from external customers	660,012	216,190	198,096	34,323	-	-	1,108,621
Inter-segment revenues	2,578	-	3,550	-	-	(6,128)	-
Revenues	662,590	216,190	201,646	34,323	-	(6,128)	1,108,621
Unallocated corporate expenses	-	-	-	-	-	(2,626)	(2,626)
Depreciation and amortization	6,513	14,079	11,608	245	-	73	32,518
Operating income (loss)	46,220	26,326	17,520	1,060	-	(2,626)	88,500
Financial income (expense) net							(11,586)
Group’s share of profits (losses) of companies accounted for at equity, net							349
Taxes on income							(21,163)
Net income							56,100

Year ended December 31, 2015:
Revenues from external customers	583,661	185,123	174,491	29,919	-	-	973,194
Inter-segment revenues	2,921	-	1,539	-	-	(4,460)	-
Revenues	586,582	185,123	176,030	29,919	-	(4,460)	973,194
Unallocated corporate expenses	-	-	-	-	-	(5,200)	(5,200)
Depreciation and amortization	6,144	14,127	9,885	280	-	2	30,438
Operating income (loss)	38,421	22,273	19,946	426	-	(5,200)	75,866
Financial income (expense) net							(9,533)
Group’s share of profits (losses) of companies accounted for at equity, net							5
Taxes on income							(15,984)
Net income							50,354